SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Accounting Estimates

Accounting Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities reported and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management’s estimates are based on historical experience, facts and circumstances available at the time, and various other assumptions that are believed to be reasonable under the circumstances. Significant estimates include accounting for valuation allowances related to deferred income taxes, contingent consideration, allowances for doubtful accounts, revenue recognition, unrecognized tax benefits, and asset impairments involving other intangible assets. The Company periodically reviews these matters and reflects changes in estimates in earnings as appropriate. Actual results could materially differ from those estimates.

Accounting Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities reported and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management’s estimates are based on historical experience, facts and circumstances available at the time, and various other assumptions that are believed to be reasonable under the circumstances. Significant estimates include accounting for valuation allowances related to deferred income taxes, contingent consideration, allowances for doubtful accounts and notes, revenue recognition, unrecognized tax benefits, and asset impairments involving other intangible assets. The Company periodically reviews these matters and reflects changes in estimates as appropriate. Actual results could materially differ from those estimates.

Revenue Recognition

Revenue Recognition

Our clinical services derive its revenues from the performance of its proprietary assays or tests. The Company’s performance obligation is fulfilled upon the completion, review and release of test results to the customer. The Company subsequently bills third-party payers or direct-bill payers for the tests performed. Under Accounting Standards Codification 606, revenue is recognized based on the estimated transaction price or net realizable value (“NRV”), which is determined based on historical collection rates by each payer category for each proprietary test offered by the Company. To the extent the transaction price includes variable consideration, for all third party and direct-bill payers and proprietary tests, the Company estimates the amount of variable consideration that should be included in the transaction price using the expected value method based on historical experience.

For our clinical services, we regularly review the ultimate amounts received from the third-party and direct-bill payers and related estimated reimbursement rates and adjust the NRV’s and related contractual allowances accordingly. If actual collections and related NRV’s vary significantly from our estimates, we will adjust the estimates of contractual allowances, which affects net revenue in the period such variances become known.

For our pharma services, project level activities, including study setup and project management, are satisfied over the life of the contract while performance-related obligations are satisfied at a point in time as the Company processes samples delivered by the customer. Revenues are recognized at a point in time when the test results or other deliverables are reported to the customer.

Revenue Recognition

Our clinical services derive its revenues from the performance of its proprietary assays or tests. The Company’s performance obligation is fulfilled upon the completion, review and release of test results to the customer. The Company subsequently bills third-party payers or direct-bill payers for the tests performed. Revenue is recognized based on the estimated transaction price or NRV, which is determined based on historical collection rates by each payer category for each proprietary test offered by the Company. To the extent the transaction price includes variable consideration, for all third party and direct-bill payers and proprietary tests, the Company estimates the amount of variable consideration that should be included in the transaction price using the expected value method based on historical experience.

For our clinical services, we regularly review the ultimate amounts received from the third-party and direct-bill payers and related estimated reimbursement rates and adjust the NRV’s and related contractual allowances accordingly. If actual collections and related NRV’s vary significantly from our estimates, we will adjust the estimates of contractual allowances, which would affect net revenue in the period such variances become known. During 2019, the Company recorded a reduction to revenue of $3.5 million due to a change in estimate of the amounts to be collected from 2018 services.

For our pharma services, project level activities, including study setup and project management, are satisfied over the life of the contract. Revenues are recognized at a point in time when the test results or other deliverables are reported to the customer.

The Company elected the practical expedient to expense contract costs as incurred related to clinical services because the contract term is less than one year. Contract costs for pharma services were not significant.

Deferred Revenue

Deferred Revenue

For our pharma services, project level fee revenue is recognized as deferred revenue and recorded at fair value. It represents payments received in advance of services rendered and is recognized ratably over the life of the contract.

Financing and Payment

Financing and Payment

For non-Medicare claims, our payment terms vary by payer category. Payment terms for direct-payers in our clinical services are typically thirty days and in our pharma services, up to sixty days. Commercial third-party-payers are required to respond to a claim within a time period established by their respective state regulations, generally between thirty to sixty days. However, payment for commercial third-party claims may be subject to a denial and appeal process, which could take up to two years in some instances where multiple appeals are submitted. The Company generally appeals all denials from commercial third-party payers. We bill Medicare directly for tests performed for Medicare patients and must accept Medicare’s fee schedule for the covered tests as payment in full.

Costs to Obtain or Fulfill a Customer Contract

Costs to Obtain or Fulfill a Customer Contract

Sales commissions are expensed in the period in which they have been earned. These costs are recorded in sales and marketing expense in the condensed consolidated statements of operations.

Accounts Receivable

Accounts Receivable

The Company’s accounts receivables represent unconditional rights to consideration and are generated using its clinical services and pharma services. The Company’s clinical services are fulfilled upon completion of the test, review and release of the test results. In conjunction with fulfilling these services, the Company bills the third-party payer or direct-bill payer. Contractual adjustments represent the difference between the list prices and the reimbursement rates set by third-party payers, including Medicare, commercial payers, and amounts billed to direct-bill payers. Specific accounts may be written off after several appeals, which in some cases may take longer than twelve months. Pharma services represent, primarily, the performance of laboratory tests in support of clinical trials for pharma services customers. The Company bills these services directly to the customer.

Accounts Receivable, Net

The Company’s accounts receivables represent unconditional rights to consideration and are generated using its proprietary tests and pharma services. The Company’s clinical services are fulfilled upon completion of the test, review and release of the test results. In conjunction with fulfilling these services, the Company bills the third-party payer or direct-bill payer. Contractual adjustments represent the difference between the list prices and the reimbursement rates set by third party payers, including Medicare, commercial payers, and amounts billed to direct-bill payers. Specific accounts may be written off after several appeals, which in some cases may take longer than twelve months. Pharma services represent, primarily, the performance of laboratory tests in support of clinical trials for pharma services customers. The Company bills these services directly to the customer.

Leases

Leases

The Company determines if an arrangement contains a lease in whole or in part at the inception of the contract. Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term while lease liabilities represent our obligation to make lease payments arising from the lease. All leases with terms greater than twelve months result in the recognition of a ROU asset and a liability at the lease commencement date based on the present value of the lease payments over the lease term. Unless a lease provides all of the information required to determine the implicit interest rate, we use our incremental borrowing rate based on the information available at the commencement date in determining the present value of the lease payments. We use the implicit interest rate in the lease when readily determinable.

Our lease terms include all non-cancelable periods and may include options to extend (or to not terminate) the lease when it is reasonably certain that we will exercise that option. Leases with terms of twelve months or less at the commencement date are expensed on a straight-line basis over the lease term and do not result in the recognition of an asset or liability. See Note 7, Leases.

Leases

The Company determines if an arrangement contains a lease in whole or in part at the inception of the contract. Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term while lease liabilities represent our obligation to make lease payments arising from the lease. All leases with terms greater than twelve months result in the recognition of a ROU asset and a liability at the lease commencement date based on the present value of the lease payments over the lease term. Unless a lease provides all of the information required to determine the implicit interest rate, we use our incremental borrowing rate based on the information available at the commencement date in determining the present value of the lease payments. We use the implicit interest rate in the lease when readily determinable.

Our lease terms include all non-cancelable periods and may include options to extend (or to not terminate) the lease when it is reasonably certain that we will exercise that option. Leases with terms of twelve months or less at the commencement date are expensed on a straight-line basis over the lease term and do not result in the recognition of an asset or liability. See Note 9, Leases.

Other Current Assets

Other Current Assets

Other current assets consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
	(unaudited)
Lab supply inventory	$2,271	$2,052
Prepaid expenses	734	625
Other	130	45
Total other current assets	$3,135	$2,722

Other current assets

Other current assets consisted of the following as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Lab supply inventory	$2,052	$1,825
Prepaid expenses	625	971
Funds in escrow	-	888
Other	45	167
Total other current assets	$2,722	$3,851

Long-Lived Assets, including Finite-Lived Intangible Assets

Long-Lived Assets, including Finite-Lived Intangible Assets

Finite-lived intangible assets are stated at cost less accumulated amortization. Amortization of finite-lived acquired intangible assets is recognized on a straight-line basis, using the estimated useful lives of the assets of approximately two years to ten years in acquisition-related amortization expense in the condensed consolidated statements of operations.

The Company reviews the recoverability of long-lived assets and finite-lived intangible assets whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset, an impairment loss is recognized by reducing the recorded value of the asset to its fair value measured by future discounted cash flows. This analysis requires estimates of the amount and timing of projected cash flows and, where applicable, judgments associated with, among other factors, the appropriate discount rate. Such estimates are critical in determining whether any impairment charge should be recorded and the amount of such charge if an impairment loss is deemed to be necessary.

Long-Lived Assets, including Finite-Lived Intangible Assets

Finite-lived intangible assets are stated at cost less accumulated amortization. Amortization of finite-lived acquired intangible assets is recognized on a straight-line basis, using the estimated useful lives of the assets of approximately two years to ten years in acquisition related amortization expense in the Consolidated Statements of Operations.

The Company reviews the recoverability of long-lived assets and finite-lived intangible assets whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset, an impairment loss is recognized by reducing the recorded value of the asset to its fair value measured by future discounted cash flows. This analysis requires estimates of the amount and timing of projected cash flows and, where applicable, judgments associated with, among other factors, the appropriate discount rate. Such estimates are critical in determining whether any impairment charge should be recorded and the amount of such charge if an impairment loss is deemed to be necessary.

As a result of overall economic conditions related to the coronavirus pandemic, the impact of the coronavirus pandemic on the Company’s financial results, and the decrease in the price of the Company’s common stock noted during the third quarter of fiscal 2020, the Company performed an internal review of its long-lived assets. Due to an extended delay in the launch of the Company’s Barrett’s test, the Company believes there was a triggering event in Fiscal 2016. The Company applied the required procedures under ASC 360 and assessed the estimated future cash flows related to the Barrett’s intangible asset on an undiscounted basis. It was determined that the carrying value of the asset was in excess of the undiscounted cash flows as of December 31, 2016. As a result, the Company performed a formal valuation of the asset on a discounted basis in order to measure the related impairment. Additionally, the Company concluded that amortization of both the Barrett’s intangible asset and its Thyroid intangible assets should have begun at the point in which the asset was ready for use. The Company’s policy had been to amortize such assets upon launch of the test.

Basic and Diluted Net Loss per Share

Basic and Diluted Net Loss per Share

A reconciliation of the number of shares of common stock, par value $0.01 per share, used in the calculation of basic and diluted loss per share for the three- and nine-month periods ended September 30, 2021 and 2020 is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
	(unaudited)		(unaudited)
Basic weighted average number of common shares	4,165	4,038	4,119	4,025
Potential dilutive effect of stock-based awards	-	-	-	-
Diluted weighted average number of common shares	4,165	4,038	4,119	4,025

The Company’s Series B Preferred Stock, on an as converted basis of 7,833,334 shares for the three- and nine-months ended September 30, 2021, and the following outstanding stock-based awards and warrants, were excluded from the computation of the effect of dilutive securities on loss per share for the following periods as they would have been anti-dilutive (rounded to thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
	(unaudited)		(unaudited)
Options	684	878	684	878
Restricted stock and restricted stock units (RSUs)	366	28	366	28
Warrants	1,405	1,405	1,405	1,405
	2,455	2,311	2,455	2,311

Income (Loss) per Share

Basic earnings per common share are computed by dividing net income by the weighted average number of shares outstanding during the year including any unvested share-based payment awards that contain nonforfeitable rights to dividends. Diluted earnings per common share are computed by dividing net income by the sum of the weighted average number of shares outstanding and dilutive common shares under the treasury method. Unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents (whether paid or unpaid), are participating securities and are included in the computation of earnings per share pursuant to the two-class method. As a result of the losses incurred in both 2020 and 2019, the potentially dilutive common shares have been excluded from the earnings per share computation for these periods because its inclusion would have been anti-dilutive. Additionally, preferred shares have been excluded in the denominator of the earnings per share computation, on an if-converted basis, as such shares would have been anti-dilutive.

Reclassifications	Reclassifications The Company reclassified certain prior period balances to conform to the current year presentation.